Financial statements preparation (Policies)	12 Months Ended
Sep. 30, 2018
Financial statements preparation
Basis of accounting

Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

▪	the requirements for an authorised deposit-taking institution under the Banking Act 1959 (as amended);

▪	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and

▪	the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Historical cost convention

Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to available-for-sale securities, and financial assets and liabilities (including derivative instruments) measured at fair value through income statement or in other comprehensive income.

Comparative revisions	Comparative revisions Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.
Standards adopted during the year ended 30 September 2018

Standards adopted during the year ended 30 September 2018

The Group adopted the requirements of AASB 2016-2-Amendments to Australian Accounting Standards – Disclosure Initiative: Amendments to AASB 107 which require additional disclosures regarding both cash and non-cash changes in liabilities arising from financing activities. These disclosures have been made in Note 19 and Note 20. As permitted by the standard, comparatives are not required on first application.

There were no other new standards applied in 2018.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

Foreign currency translation

Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in other comprehensive income for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates. The resulting exchange differences are recognised in the foreign currency translation reserve and in other comprehensive income.

On consolidation, exchange differences arising from the translation of borrowings and other foreign currency instruments designated as hedges of the net investment in foreign operations are reflected in the foreign currency translation reserve and in other comprehensive income. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

Critical accounting assumptions and estimates

Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

▪	Note 7Income tax

▪	Note 14Provisions for impairment charges

▪	Note 15Life insurance assets and life insurance liabilities

▪	Note 23Fair values of financial assets and financial liabilities

▪	Note 26Intangible assets

▪	Note 28Provisions

▪	Note 38Superannuation commitments

Future developments in accounting standards

Future developments in accounting standards

The following new standards and interpretations which may have a material impact on the Group have been issued but are not yet effective, and unless otherwise stated, have not been early adopted by the Group:

AASB 9 Financial Instruments (December 2014) (AASB 9) will replace AASB 139 Financial Instruments: Recognition and Measurement (AASB 139). It includes a forward looking ‘expected credit loss’ impairment model, revised classification and measurement model and modifies the approach to hedge accounting. The standard is effective from 1 October 2018.

The adoption of AASB 9 is expected to reduce retained earnings at 1 October 2018 by approximately $709 million (net of tax) primarily due to the increase in impairment provisions under the new standard. The Group continues to assess and refine certain aspects of our impairment provision process and the opening adjustment may change. There is no significant impact to our regulatory capital. These estimates are based on accounting policies, assumptions, judgements and estimation techniques that remain subject to change until the Group finalises its financial statements for the year ending 30 September 2019.

The major changes under the standard and details of the implementation project are outlined below.

Impairment

AASB 9 introduces a revised impairment model which requires entities to recognise expected credit losses based on unbiased forward looking information, replacing the existing incurred loss model in AASB 139 which only recognises impairment if there is objective evidence that a loss has been incurred. This will result in the earlier recognition of impairment provisions. The revised impairment model applies to all financial assets at amortised cost, lease receivables, debt securities measured at fair value through other comprehensive income, loans commitments and financial guarantee contracts.

Key elements of the new impairment model are:

▪

requires earlier recognition of expected credit losses using a three stage approach. For financial assets where there has been no significant increase in credit risk since origination a provision for 12 months expected credit losses is required (stage 1). For financial assets where there has been a significant increase in credit risk or where the asset is credit impaired a provision for full lifetime expected losses is required (stages 2 and 3 respectively);

▪

expected credit losses are probability-weighted amounts determined by evaluating a range of possible outcomes and taking into account the time value of money, past events, current conditions and forecasts of future economic conditions. This will involve a greater use of judgement than the existing impairment model; and

▪

interest is calculated on the gross carrying amount of a financial asset, except where the asset is credit impaired (i.e. stage 3). This will result in an increase in interest income and impairment charges as currently interest is calculated on the net carrying value for all loans.

Implementation

Measurement

Models have been developed, tested and approved while certain aspects of the impairment provisioning process continue to be assessed and refined. These models use three main components (as well as the time value of money) being:

▪	Probability of default (PD): the probability that a counterparty will default;

▪	Loss given default (LGD): the loss that is expected to arise in the event of a default; and

▪	Exposure at default (EAD): the estimated outstanding amount of credit exposure at the time of the default.

The models use a 12 month timeframe for expected losses in stage 1 and a lifetime timeframe for expected losses in stages 2 and 3. The models incorporate past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions. Where appropriate, adjustments will be made to modelled outcomes to reflect reasonable and supportable information not already incorporated in the models.

Significant increase in credit risk and movement between stages

An asset will move from stage 1 to stage 2 if there has been a significant increase in credit risk since origination.

The judgement to determine this will be primarily based on changes in internal customer risk grades since origination of the facility.  The Group does not intend to rebut the presumption that instruments that are 30 days past due have experienced a significant increase in risk but this will be used as a backstop rather than the primary indicator.

The Group will not be applying the low credit risk exemption which assumes investment grade facilities do not have a significant increase in credit risk.

The movement between stages 2 and 3 will be based on whether financial assets are credit-impaired at the reporting date which is expected to be similar to the individual assessment of impairment for financial assets under the current AASB 139.

Assets may move in both directions through the stages of the impairment model. Assets previously in stage 2 may move back to stage 1 if it is no longer considered that there has been a significant deterioration of credit risk. Similarly, assets in stage 3 may move back to stage 2 if they are no longer assessed to be credit-impaired.

Forward looking information

The estimation of forward looking information is a key area requiring judgement. The Group intends to consider a minimum of three future macroeconomic scenarios. These will include a base case scenario along with upside and downside scenarios. The macroeconomic variables used in these scenarios, based on current economic forecasts, include (but are not limited to) unemployment rates, gross domestic product growth rates and residential and commercial property price indices. The macroeconomic variables and probability weightings of the three scenarios will be subject to the approval of the Group Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).

Governance

The Group has established a governance framework and has implemented controls to address disclosure of the impact of the new requirements of AASB 9 including key areas of judgement such as the determination of a significant increase in credit risk and the use of forward looking information in future economic scenarios along with the controls addressing credit data and systems and the expected credit loss models.

The AASB 9 provision calculation models have been independently reviewed in accordance with the Group’s model risk policies and approved by the Credit Risk Estimates Committee (CREC). The key judgements in relation to the new provisioning methodology have been discussed and agreed with the Board Risk and Compliance Committee (BRCC) and the Board Audit Committee.

Models and credit risk processes have been tested in parallel run since May 2018 to provide a better understanding of the implications of the new impairment requirements. This included an evaluation of the effect on the Group’s results as well as ongoing validation of the controls and effectiveness of the governance and operational processes. The control environment will continue to evolve as the Group embeds processes and controls during the financial year ending 30 September 2019.

Classification and measurement

AASB 9 replaces the classification and measurement model in AASB 139 with a new model that categorises financial assets based on a) the business model within which the assets are managed, and b) whether the contractual cash flows under the instrument solely represent the payment of principal and interest. Financial assets will be measured at:

▪	amortised cost where the business model is to hold the financial assets in order to collect contractual cash flows and those cash flows represent solely payments of principal and interest;

▪

fair value through other comprehensive income where the business model is to both collect contractual cash flows and sell financial assets and the cash flows represent solely payments of principal and interest. Non-traded equity instruments can also be measured at fair value through other comprehensive income; or

▪

fair value through profit or loss if they are held for trading or if the cash flows on the asset do not solely represent payments of principal and interest. An entity can also elect to measure a financial asset at fair value through profit or loss if it eliminates or reduces an accounting mismatch.

The accounting for financial liabilities is largely unchanged.

Implementation

The Group’s classification and measurement implementation project has identified approximately $800 million of available-for-sale financial assets which will be reclassified to amortised cost under AASB 9 based on the hold to collect business model. In addition, the Group identified some available-for-sale and amortised cost financial assets that will be reclassified to fair value through profit and loss, however, the amounts being reclassified are not material.

Hedging

AASB 9 will change hedge accounting by increasing the eligibility of both hedged items and hedging instruments and introducing a more principles-based approach to assessing hedge effectiveness. Adoption of the new hedge accounting model is optional until the IASB completes its accounting for dynamic risk management project. Until this time, current hedge accounting under AASB 139 can continue to be applied.

Implementation

The Group will apply the option to continue hedge accounting under AASB 139, however will implement the amended AASB7 Financial Instruments: Disclosure (AASB7) hedge accounting disclosures as required.

Transition

The impairment and classification and measurement requirements of AASB 9 will be applied retrospectively by adjusting the opening balance sheet at the date of initial application, 1 October 2018, with no restatement of comparatives as permitted by the standard. However, detailed transitional disclosures will be provided in accordance with the amended requirements of AASB 7.

AASB 15 Revenue from Contracts with Customers (AASB 15) was issued on 28 May 2014 and will be effective from 1 October 2018. The standard replaces AASB 118 Revenue and related interpretations, and applies to all contracts with customers, except leases, financial instruments and insurance contracts. The standard provides a systematic approach to revenue recognition by introducing a five-step model governing revenue measurement and recognition. This includes:

▪	identifying the contract with customer;

▪	identifying each of the performance obligations included in the contract;

▪	determining the amount of consideration in the contract;

▪	allocating the consideration to each of the identified performance obligations; and

▪	recognising revenue as each performance obligation is satisfied.

The Group will elect to apply AASB 15 retrospectively by adjusting the opening balance of retained earnings at the date of initial application, 1 October 2018, with no comparatives restatement.

The Group has assessed the revenue streams existing at transition. Based on this assessment, the primary impacts from the adoption of AASB 15 are expected to be a grossing up of some income and expenses which are currently reported on a net basis. In addition, certain facility fees will be reclassified from non-interest income to interest income. These presentation changes will not have a material impact on the Group’s net profit, retained earnings or capital position.

AASB 16 Leases (AASB 16) was issued on 24 February 2016 and will be effective for the 30 September 2020 financial year. The standard will not result in significant changes for lessor accounting. The main changes under the standard are:

▪

all operating leases of greater than 12 months duration will be required to be presented on balance sheet by the lessee as a right-of-use asset and lease liability. The asset and liability will initially be measured at the present value of non-cancellable lease payments and payments to be made in optional periods where it is reasonably certain that the option will be exercised. Details of the Group’s lease obligations are included in Note 30; and

▪	all leases on balance sheet will give rise to a combination of interest expense on the lease liability and depreciation of the right-of-use asset.

Alternative methods of calculating the right-of-use asset are allowed under AASB 16 which impact the size of the transition adjustment. The Group is still evaluating which transition method to apply.

Current project implementation efforts are focused on the review and evaluation of contracts within scope of the standard.

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2022 year end unless early adopted. This will replace AASB 4 Insurance Contracts, AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. The main changes under the standard are:

▪

the scope of the standard may result in some contracts that are currently “unbundled”, i.e. accounted for separately as insurance and investment contracts being required to be “bundled” and accounted for as an insurance contract;

▪

portfolios of contracts (with similar risks which are managed together) will be required to be disaggregated to a more granular level by both the age of a contract and the likelihood of the contract being onerous in order to determine the recognition of profit over the contract period (i.e. the contractual service margin). The contractual service margin uses a different basis to recognise profit to the current Margin on Services approach for life insurance and therefore the pattern of profit recognition is likely to differ;

▪

risk adjustments, which reflect uncertainties in the amount and timing of future cash flows, are required for both general and life insurance contracts rather than just general insurance contracts under the current accounting standards;

▪

the contract boundary, which is the period over which profit is recognised, differs and is determined based on the ability to compel the policyholder to pay premiums or the substantive obligation to provide coverage/services. For some general insurance contracts (e.g. some lender mortgage insurance and reinsurance contracts) this may result in the contract boundary being longer. For life insurance, in particular term renewable contracts, the contract boundary is expected to be shorter. Both will be impacted by different patterns of profit recognition compared to the current standards;

▪	a narrower definition of what acquisition costs may be deferred;

▪	an election to recognise changes in assumptions regarding discount rate in other comprehensive income rather than in profit and loss;

▪	an election to recognise changes in the fair value of assets supporting policy liabilities in other comprehensive income rather than through profit and loss;

▪	reinsurance contracts and the associated liability are to be determined separately to the gross contract liability and may have different contract boundaries; and

▪	additional disclosure requirements.

The standard is expected to result in a reduction in the level of deferred acquisition costs, however the quantum of this and the profit and loss impacts to the Group are not yet practicable to determine.

Financial Assets and Financial Liabilities

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Accounting policy

Recognition

Purchases and sales of regular way financial assets, except for loans and receivables, are recognised on trade-date; the date on which the Group commits to purchase or sell the asset. Loans and receivables are recognised on settlement date, when cash is advanced to the borrowers.

Financial liabilities are recognised when an obligation arises.

Classification and measurement

The Group classifies its financial assets in the following categories: cash and balances with central banks, receivables due from financial institutions, trading securities and financial assets designated at fair value, derivative financial instruments, available-for-sale securities, loans, life insurance assets and regulatory deposits with central banks overseas. The Group has not classified any of its financial assets as held-to-maturity investments.

The Group classifies significant financial liabilities in the following categories: payables due to other financial institutions, deposits and other borrowings, other financial liabilities at fair value through income statement, derivative financial instruments, debt issues and loan capital.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus directly attributable transaction costs.

The accounting policy for each category of financial asset or financial liability mentioned above is set out in the note for the relevant item.

The Group’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 23.

Derecognition

Financial assets are derecognised when the rights to receive cash flows from the asset have expired, or when the Group has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where the Group has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, the asset continues to be recognised on the balance sheet to the extent of the Group’s continuing involvement in the asset.

Financial liabilities are derecognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.

Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

▪	more effectively assess current year performance against prior years;
▪	compare performance across business divisions; and
▪	compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

▪	material items that key decision makers at the Westpac Group believe do not reflect ongoing operations;
▪	items that are not considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging; and
▪	accounting reclassifications between individual line items that do not impact statutory results.
Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Net interest income

Interest income and expense for all interest earning financial assets and interest bearing financial liabilities, detailed within the table below, are recognised using the effective interest rate method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest rate method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Non-interest income

Fees and commissions Fees and commission income are recognised as follows:

▪	facility fees are primarily earned for the provision of credit and other facilities to customers and are recognised as the services are provided;
▪	transaction fees are earned for facilitating transactions and are recognised once the transaction is executed;
▪	other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Funds management income

Funds management fees earned for the ongoing management of customer funds and investments are recognised over the period of management.

Premium income

Premium income includes premiums earned for life insurance, life investment and general insurance products:

▪	life insurance premiums with a regular due date are recognised as revenue on an accrual basis. Premiums with no due date are recognised on a cash received basis;
▪

life investment premiums include a management fee component which is recognised as funds management income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance policy liabilities;

▪

general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability

Claims expense

▪	life and general insurance contract claims are recognised as an expense when the liability is established;
▪	claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.
Trading income

▪

realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 23);

▪	dividend income on the trading portfolio is recorded as part of trading income;
▪	net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.
Dividend income

▪	dividends on quoted shares are recognised on the ex-dividend date;
▪	dividends on unquoted shares are recognised when the company’s right to receive payment is established.

Impairment charges

At each balance sheet date, the Group assesses whether there is any objective evidence of impairment of its loan portfolio. An impairment charge is recognised if there is objective evidence that the principal or interest repayments may not be recoverable and when the financial impact of the non-recoverable loan can be reliably measured.

Objective evidence of impairment could include a breach of contract with the Group such as a default on interest or principal payments, a borrower experiencing significant financial difficulties or observable economic conditions that correlate to defaults on a group of loans.

The impairment charge is measured as the difference between the loan’s current carrying amount and the present value of its estimated future cash flows. The estimated future cash flows exclude any expected future credit losses which have not yet occurred and are discounted to their present value using the loan’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment is the current effective interest rate.

The impairment charge is recognised in the income statement with a corresponding reduction of the carrying value of the loan through an offsetting provision account (refer to Note 14).

In subsequent periods, objective evidence may indicate that an impairment charge should be reversed. Objective evidence could include a borrower’s credit rating or financial circumstances improving. The impairment charge is reversed in the income statement of that future period and the related provision for impairment is reduced.

Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for impairment, after all possible repayments have been received.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

Critical accounting assumptions and estimates relating to impairment charges are included in Note 14.

Income tax

The tax expense for the year comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised directly in other comprehensive income, in which case it is recognised in the statement of other comprehensive income.

Current tax is the tax payable for the year using enacted or substantively enacted tax rates and laws for each jurisdiction. Current tax also includes adjustments to tax payable for previous years.

Deferred tax accounts for temporary differences between the carrying amounts of assets and liabilities in the financial statements and their values for taxation purposes.

Deferred tax is determined using the enacted or substantively enacted tax rates and laws for each jurisdiction which are expected to apply when the assets will be realised or the liabilities settled.

Deferred tax assets and liabilities have been offset where they relate to the same taxation authority, the same taxable entity or group, and where there is a legal right and intention to settle on a net basis.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available to utilise the assets.

Deferred tax is not recognised for the following temporary differences:

▪	the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither the accounting nor taxable profit or loss;
▪	the initial recognition of goodwill in a business combination;
▪	retained earnings in subsidiaries which the Parent Entity does not intend to distribute for the foreseeable future.

The Parent Entity is the head entity of a tax consolidated group with its wholly owned, Australian subsidiaries. All entities in the tax consolidated group have entered into a tax sharing agreement which, in the opinion of the Directors, limits the joint and several liabilities in the case of a default by the Parent Entity.

Tax expense and income deferred tax balances arising from temporary differences are recognised using a ‘group allocation basis’. As head entity, the Parent Entity recognises all current tax balances and deferred tax assets arising from unused tax losses and relevant tax credits for the tax-consolidated group. The Parent Entity fully compensates/is compensated by the other members for these balances.

Critical accounting assumptions and estimates

The Group operates in multiple tax jurisdictions and significant judgement is required in determining the worldwide current tax liability. There are many transactions with uncertain tax outcomes and provisions are held to reflect these tax uncertainties.

Earnings per share

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic earnings per share by assuming all dilutive potential ordinary shares (share based payments – Note 37 and convertible loan capital – Note 20) are converted.

Receivables due from other financial institutions	Receivables due from other financial institutions are recognised initially at fair value and subsequently at amortised cost using the effective interest rate method.
Trading securities and financial assets designated at fair value

Trading securities

Trading securities include actively traded debt (government and other) and equity instruments and those acquired for sale in the near term.

As part of its trading activities, the Group also lends and borrows securities on a collateralised basis. Securities lent remain on the Group’s balance sheet and securities borrowed are not reflected on the Group’s balance sheet, as the risk and rewards of ownership remain with the initial holder. Where cash is provided as collateral, the amount advanced to or received from third parties is recognised as a receivable in other assets (Note 27) or as a borrowing in other liabilities (Note 29) respectively.

Gains and losses on trading securities are recognised in the income statement. Interest received from government and other debt securities is recognised in net interest income (Note 3) and dividends on equity securities are recognised in non-interest income (Note 4).

Securities purchased under agreements to resell (‘reverse repos’)

Securities purchased under agreements to resell are not recognised on the balance sheet as Westpac has not obtained the risks and rewards of ownership. The cash consideration paid is recognised as an asset. Reverse repos which are part of a trading portfolio are designated at fair value. Gains and losses on these financial assets are recognised in non-interest income.  Interest received under these agreements is recognised in interest income.

Other financial assets designated at fair value

Other financial assets designated at fair value either: contain an embedded derivative; are managed on a fair value basis, or are held at fair value to reduce or eliminate an accounting mismatch. Gains and losses on these financial assets are recognised as non-interest income. Interest received from these other financial assets is recognised in interest income.

A portfolio of fixed rate bills designated at fair value to reduce an accounting mismatch have, due to their nature, been presented in loans (Note 13).

Available-for-sale securities

Available-for-sale debt (government and other) and equity securities are held at fair value with gains and losses recognised in other comprehensive income except for the following amounts recognised in the income statement:

▪	interest on debt securities;
▪	dividends on equity securities; and
▪	impairment charges.

The cumulative gain or loss recognised in other comprehensive income is subsequently recognised in the income statement when the instrument is disposed.

At each reporting date, the Group assesses whether any available-for-sale securities are impaired. Impairment exists if one or more events have occurred which have a negative impact on the security’s estimated cash flows.

For debt instruments, evidence of impairment includes significant financial difficulties or adverse changes in the payment status of an issuer.

For equity securities, a significant or prolonged decline in the fair value of the security below its cost is considered evidence of impairment.

If impairment exists, the cumulative loss is removed from other comprehensive income and recognised in the income statement. Any subsequent reversals of impairment on debt securities are also recognised in the income statement.

Subsequent reversal of impairment charges on equity instruments is not recognised in the income statement until the instrument is disposed.

Loans

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees. Except for a portfolio of fixed rate bills (see below), loans are subsequently measured at amortised cost using the effective interest rate method and are presented net of any provisions for impairment.

Loan products that have both mortgage and deposit facilities are presented gross on the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

Finance leases, where the Group acts as lessor, are also included within loans. These are leases where substantially all the risks and rewards of the leased asset have been transferred to the lessee. Finance income is recognised on a basis reflecting a constant rate of return on the net investment in the finance lease. The net investment of a finance lease is the present value of future cash flows on the lease. Gross future cash flows are discounted using the interest rate implicit in the lease to determine their present value.

Provisions for impairment charges

The Group recognises two types of impairment provisions for its loans, being provisions for loans which are:

▪	individually assessed for impairment; and
▪	collectively assessed for impairment.
Note 6 explains how impairment charges are determined. The Group assesses impairment as follows:

▪	individually for loans that exceed specified thresholds. Where there is objective evidence of impairment, individually assessed provisions will be recognised; and
▪

collectively for loans below the specified thresholds noted above or if there is no objective evidence of impairment. These loans are included in a group of loans with similar risk characteristics and collectively assessed for impairment. If there is objective evidence that the group of loans is collectively impaired, collectively assessed provisions will be recognised.

Critical accounting assumptions and estimates

The methodology and assumptions used for estimating future cash flows are reviewed regularly by the Group to reduce differences between impairment provisions and actual loss experience.

Individual component

Key judgements include the business prospects for the customer, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Judgements can change with time as new information becomes available or as loan recovery strategies evolve, which may result in revisions to the impairment provision.

Collective component

Collective provisions are established on a portfolio basis taking into account the level of arrears, collateral and security, past loss experience, current economic conditions, expected default and timing of recovery based on portfolio trends.

Key judgements include estimated loss rates and their related emergence periods. The emergence period for each loan type is determined through studies of loss emergence patterns. Loan files are reviewed to identify the average time period between observable loss indicator events and the loss becoming identifiable.

Actual credit losses may differ materially from reported loan impairment provisions due to uncertainties including interest rates and their effect on consumer spending, unemployment levels, payment behaviour and bankruptcy rates.

Life insurance assets and life insurance liabilities

The Group conducts its life insurance business in Australia primarily through Westpac Life Insurance Services Limited and separate statutory funds registered under the Life Insurance Act 1995 (Life Act) and in New Zealand through Westpac Life-NZ-Limited which are separate statutory funds licensed under the Insurance (Prudential Supervision) Act 2010.

Life insurance assets

Life insurance assets, including investments in funds managed by the Group, are designated at fair value through income statement. Changes in fair value are recognised in non-interest income. The determination of fair value of life insurance assets involves the same judgements as other financial assets, which are described in the critical accounting assumptions and estimates in Note 23.

The Life Act places restrictions on life insurance assets, including that they can only be used:

▪	to meet the liabilities and expenses of that statutory fund;
▪	to acquire investments to further the business of the statutory fund; or
▪	as a distribution, when the statutory fund has met its solvency and capital adequacy requirements.

Life insurance liabilities

Life insurance liabilities primarily consist of life investment contract liabilities and life insurance contract liabilities. Claims incurred in respect of life investment contracts are withdrawals of customer deposits, and are recognised as a reduction in life insurance liabilities.

Life investment contract liabilities

Life investment contract liabilities are designated at fair value through income statement. Fair value is the higher of the valuation of life insurance assets linked to the life investment contract, or the minimum current surrender value (the minimum amount the Group would pay to a policyholder if their policy is voluntarily terminated before it matures or the insured event occurs). Changes in fair value are recognised in non-interest income.

Life insurance contract liabilities

The value of life insurance contract liabilities is calculated using the margin on services methodology (MoS), specified in the Prudential Standard LPS 340 Valuation of Policy Liabilities.

MoS accounts for the associated risks and uncertainties of each type of life insurance contract written. At each reporting date, planned profit margins and an estimate of future liabilities are calculated. Profit margins are released to non-interest income over the period that life insurance is provided to policyholders (Note 4). The cost incurred in acquiring specific insurance contracts is deferred provided that these amounts are recoverable out of planned profit margins. The deferred amounts are recognised as a reduction in life insurance policy liabilities and are amortised to non-interest income over the same period as the planned profit margins.

External unit holder liabilities of managed investment schemes

The life insurance statutory funds include controlling interests in managed investment schemes which are consolidated. When the managed investment scheme is consolidated, the external unit holder liabilities are recognised as a liability and included in life insurance liabilities. They are designated at fair value through income statement.

Critical accounting assumptions and estimates

The key factors that affect the estimation of life insurance liabilities and related assets are:

▪	the cost of providing benefits and administering contracts;
▪	mortality and morbidity experience, which includes policyholder benefits enhancements;
▪	discontinuance rates, which affects the Group’s ability to recover the cost of acquiring new business over the life of the contracts; and
▪	the discount rate of projected future cash flows.
Regulation, competition, interest rates, taxes, securities market conditions and general economic conditions also affect the estimation of life insurance liabilities.

Payables due to other financial institutions

Payables due to other financial institutions are recognised initially at fair value and subsequently at amortised cost using the effective interest rate method.

Security repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised on the balance sheet in their original category (i.e. ‘Trading securities’ or ‘Available-for-sale’).

The cash consideration received is recognised as a liability (‘Security repurchase agreements’). Security repurchase agreements are designated at fair value and recognised as part of ‘Other financial liabilities at fair value through income statement’ (refer to Note 18) where they are managed as part of a trading portfolio; otherwise they are measured on an amortised cost basis and recognised in ‘Payables due to other financial institutions’.

Deposits and other borrowings

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.

Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised as non-interest income. The change in the fair value that is due to changes in credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Interest expense incurred is recognised in net interest income using the effective interest rate method.

Other financial liabilities at fair value through income statement

Other financial liabilities at fair value through income statement include trading securities sold short and security repurchase agreements which have been designated at fair value at initial recognition.

The accounting policy for security repurchase agreements is consistent with that detailed in Note 16.

Securities sold short reflect the obligation to deliver securities to a buyer for the sale of securities Westpac does not own at the time of sale but that are promised to be delivered to the buyer. Securities delivered to the buyer are usually borrowed and/or subsequently purchased.

Subsequent to initial recognition, these liabilities are measured at fair value with changes in fair value (except credit risk) recognised through the income statement as they arise. The change in fair value that is attributable to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised through the income statement.

Interest expense is recognised in net interest income using the effective interest rate method.

Debt issues

Debt issues are bonds, notes, commercial paper and debentures that have been issued by entities in the Group. Debt issues also include acceptances which are bills of exchange initially accepted and discounted by the Group that have been subsequently rediscounted into the market. Bill financing provided to customers by accepting and discounting of bills of exchange is reported as part of loans.

Debt issues are initially measured at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.

Debt issues are designated at fair value if they reduce or eliminate an accounting mismatch or contain an embedded derivative.

They are measured at fair value with changes in fair value (except those due to changes in credit risk) recognised as non-interest income.

The change in the fair value that is due to credit risk is recognised in other comprehensive income except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Interest expense incurred is recognised within net interest income using the effective interest rate method.

Loan Capital

Loan capital are instruments issued by the Group which qualify for inclusion as regulatory capital under Australian Prudential Regulation Authority (APRA) Prudential Standards. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest rate method. Interest expense incurred is recognised in net interest income.

Derivative financial instruments

Derivative financial instruments are instruments whose values derive from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

All derivatives are held at fair value. Changes in fair value are recognised in the income statement, unless designated in a cash flow or net investment hedge relationship. Derivatives are presented as an asset where they have a positive fair value at balance date or as a liability where the fair value at balance date is negative.

The Group uses derivative instruments for trading and also as part of its asset and liability risk management activities, which are discussed in Note 22. Derivatives used for risk management activities include designating derivatives into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation, where permitted under AASB 139. These hedge designations and associated accounting treatment are as follows:

Fair value hedges

Fair value hedges hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in interest income.

Cash flow hedges

Cash flow hedges hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through other comprehensive income and subsequently recognised in interest income when the asset or liability that was hedged impacts the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in other comprehensive income. It is amortised to interest income over the period which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in other comprehensive income is immediately recognised in interest income.

Net investment hedges

Net investment hedges hedge foreign currency risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through other comprehensive income.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in other comprehensive income is immediately recognised in non-interest income.

Fair values of financial assets and financial liabilities

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:

▪	product type;
▪	depth of market activity;
▪	maturity of market models; and
▪	complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

▪	standard industry practice;
▪	economic models; and
▪	observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments and funding valuation adjustments.

Offsetting financial assets and financial liabilities

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the table below.

Intangible assets

Indefinite life intangible assets

Goodwill

Goodwill acquired in a business combination is initially measured at cost, generally being the excess of:

i)the consideration paid; over

ii)the net fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Subsequently, goodwill is not amortised but rather tested for impairment. Impairment is tested at least annually or whenever there is an indication of impairment.  An impairment charge is recognised when a cash generating unit’s (CGU) carrying value exceeds its recoverable amount. Recoverable amount means the higher of the CGU’s fair value less costs to sell and its value-in-use.

Brand names

Brand names acquired in a business combination including St.George, BT, BankSA and RAMS, are recognised at cost. Subsequently brand names are not amortised but tested for impairment at least annually or whenever there is an indication of impairment.

Finite life intangible assets

Finite life intangibles including computer software and core deposits, are recognised initially at cost and subsequently at amortised cost less any impairment.

Intangible	Useful life	Depreciation method
Goodwill	Indefinite	Not applicable
Brand names	Indefinite	Not applicable
Computer software	3 to 10 years	Straight-line or the diminishing balance method (using the Sum of the Years Digits)
Core deposit intangibles	9 years	Straight-line

Critical accounting assumptions and estimates

Judgement is required in determining the fair value of assets and liabilities acquired in a business combination. A different assessment of fair values would have resulted in a different goodwill balance and different post-acquisition performance of the acquired entity.

When assessing impairment of intangible assets, significant judgement is needed to determine the appropriate cash flows and discount rates to be applied to the calculations. The significant assumptions applied to the value-in-use calculations are outlined below.

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave

Long service leave must be granted to employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases which are then discounted.

Employee benefits – annual leave and other employee benefits

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for impairment on credit commitments

The Group is committed to provide facilities and guarantees as explained in Note 31. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for impairment is calculated using the same methodology as the provision for impairment charges on loans (refer to Note 14).

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost to the Group of these matters (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Further information on regulatory action and internal reviews is included in the contingent liabilities section of Note 31.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgments are made based on the specific facts and circumstances relating to individual events.

Payments that are expected to be incurred after more than one year are discounted at a rate which reflects both current interest rates and the risks specific to that provision.

Provisions carried for long service leave are supported by an independent actuarial report.

Contingent liabilities, contingent assets and credit commitments

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon.  These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised on the balance sheet but are disclosed if an inflow of economic benefits is probable.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resources is remote.

Shareholders' equity

Share capital

Ordinary shares are recognised at the amount paid up per ordinary share net of directly attributable issue costs. Treasury shares are shares in the Parent Entity, purchased by the Parent Entity or other entities within the Group. These shares are adjusted against share capital as the net of the consideration paid to purchase the shares and, where applicable, any consideration received from the subsequent sale or reissue of these shares.

Non-controlling interests

Non-controlling interests represent the share in the net assets of subsidiaries attributable to equity interests that are not owned directly or indirectly by the Parent Entity.

Reserves

Foreign currency translation reserve

Exchange differences arising on translation of the Group’s foreign operations, any offsetting gains or losses on hedging the net investment and any associated tax effect are reflected in the foreign currency translation reserve. A cumulative credit balance in this reserve would not normally be regarded as being available for payment of dividends until such gains are realised and recognised in the income statement on sale or disposal of the foreign operation.

Available-for-sale securities reserve

This comprises the changes in the fair value of available-for-sale financial securities, net of any related hedge accounting adjustments and tax. These changes are transferred to non-interest income in the income statement when the asset is either disposed of or impaired.

Cash flow hedging reserve

This comprises the fair value gains and losses associated with the effective portion of designated cash flow hedging instruments, net of tax.

Share-based payment reserve

This comprises the fair value of equity-settled share-based payments recognised as an expense.

Other reserves

Other reserves for the Parent Entity relates to certain historic internal group restructurings performed at fair value. The reserve is eliminated on consolidation.

Other reserves for the Group consist of transactions relating to changes in the Parent Entity’s ownership of a subsidiary that do not result in a loss of control.

The amount recorded in other reserves reflects the difference between the amount by which non-controlling interests are adjusted and the fair value of any consideration paid or received.

Investments in subsidiaries and associates

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When the Group ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.

Changes in the Group’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.

In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.

All transactions between Group entities are eliminated on consolidation.

Associates

Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. The Group accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by the Group’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in associate.

Structured entities

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 35. If the Group does not control a structured entity then it will not be consolidated.

Share-based payments

The Group enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise options to purchase shares at a pre-determined price (share options), rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. The Group’s significant arrangements are equity-settled, as the Group is not obliged to settle in cash.

Options and share rights

Options and share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair value of share options and share rights is estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share options and rights excludes non-market vesting conditions such as employees’ continuing employment by the Group. The non-market vesting conditions are instead incorporated in estimating the number of share options and rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Restricted share plan (RSP)

The RSP is accounted for as an equity-settled arrangement.  The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits.  The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity.  Alternatively, shares may be purchased on market to satisfy the obligation to employees.

Superannuation commitments

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through other comprehensive income.

Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the superannuation cost recognised in the income statement.

Notes to the cash flow statements

Cash and cash equivalents includes cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.